                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  February 28, 2007

Date of reporting period: May 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   NUMBER OF
     SHARES                                                                       VALUE
--------------                                                               ---------------

                   COMMON STOCKS (95.7%)
                   Aerospace & Defense (1.3%)
       199,100     L-3 Communications Holdings, Inc.                            $14,526,336
       769,300     Northrop Grumman Corp.                                        49,758,324
                                                                             ---------------
                                                                                 64,284,660
                                                                             ---------------
                   Apparel/Footwear (2.3%)
       310,700     Nike, Inc. (Class B)                                          24,952,317
     1,412,200     V.F. Corp.                                                    88,869,746
                                                                             ---------------
                                                                                113,822,063
                                                                             ---------------
                   Beverages: Alcoholic (0.6%)
       450,500     Diageo PLC (ADR) (United Kingdom)                             29,818,595
                                                                             ---------------

                   Biotechnology (1.0%)
       328,400     Genentech, Inc.*                                              27,244,064
       351,300     Gilead Sciences, Inc.*                                        20,140,029
                                                                             ---------------
                                                                                 47,384,093
                                                                             ---------------
                   Chemicals: Agricultural (1.6%)
       912,800     Monsanto Co.                                                  76,821,248
                                                                             ---------------

                   Computer Communications (1.1%)
     2,834,600     Cisco Systems, Inc.*                                          55,784,928
                                                                             ---------------

                   Computer Peripherals (0.6%)
     2,422,500     EMC Corp.*                                                    31,008,000
                                                                             ---------------

                   Computer Processing Hardware (0.9%)
       350,200     Apple Computer, Inc.*                                         20,931,454
       956,900     Dell, Inc.*                                                   24,286,122
                                                                             ---------------
                                                                                 45,217,576
                                                                             ---------------
                   Contract Drilling (0.6%)
       390,300     Transocean Inc. (Cayman Islands)*                             31,758,711
                                                                             ---------------

                   Data Processing Services (1.0%)
     1,082,300     Automatic Data Processing, Inc.                               49,212,181
                                                                             ---------------

                   Discount Stores (3.1%)
     3,096,600     Target Corp.                                                 151,485,672
                                                                             ---------------

                   Drugstore Chains (2.0%)
     3,557,000     CVS Corp.                                                     99,240,300
                                                                             ---------------

                   Electric Utilities (1.3%)
     1,129,000     Exelon Corp.                                                  63,912,690
                                                                             ---------------

                   Financial Conglomerates (7.6%)
     2,154,400     American Express Co.                                         117,113,184
     1,951,100     Citigroup, Inc.                                               96,189,230
     1,894,900     JPMorgan Chase & Co.                                          80,798,536
       679,900     UBS AG (Switzerland)                                          76,978,278
                                                                             ---------------
                                                                                371,079,228
                                                                             ---------------

                   Financial Publishing/Services (1.5%)
     1,435,700     McGraw-Hill Companies, Inc. (The)                             74,082,120
                                                                             ---------------

                   Food: Major Diversified (4.4%)
     3,587,600     PepsiCo, Inc.                                                216,906,296
                                                                             ---------------

                   Food: Specialty/Candy (0.8%)
       665,900     Hershey Co. (The)                                             37,896,369
                                                                             ---------------

                   Gas Distributors (0.1%)
        89,800     Questar Corp.                                                  6,617,362
                                                                             ---------------

                   Hotels/Resorts/Cruiselines (1.5%)
     1,206,800     Starwood Hotels & Resorts Worldwide, Inc.                     73,735,480
                                                                             ---------------

                   Household/Personal Care (3.0%)
     2,679,700     Procter & Gamble Co. (The)                                   145,373,725
                                                                             ---------------

                   Industrial Conglomerates (9.0%)
     1,971,600     3M Co.                                                       164,944,056
     3,051,200     General Electric Co.                                         104,534,112
       556,100     Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                   24,251,521
     2,405,830     United Technologies Corp.                                    150,412,492
                                                                             ---------------
                                                                                444,142,181
                                                                             ---------------
                   Information Technology Services (1.0%)
       637,700     International Business Machines Corp.                         50,952,230
                                                                             ---------------

                   Insurance Brokers/Services (0.6%)
     1,089,700     Marsh & McLennan Companies, Inc.                              30,544,291
                                                                             ---------------

                   Integrated Oil (7.2%)
     2,061,500     BP PLC (ADR) (United Kingdom)                                145,748,050
       809,700     ConocoPhillips                                                51,245,913
     2,574,700     Exxon Mobil Corp.                                            156,824,977
                                                                             ---------------
                                                                                353,818,940
                                                                             ---------------
                   Internet Software/Services (1.7%)
       128,400     Google, Inc. (Class A)*                                       47,741,688
     1,160,600     Yahoo!, Inc.*                                                 36,663,354
                                                                             ---------------
                                                                                 84,405,042
                                                                             ---------------
                   Investment Banks/Brokers (2.4%)
       163,800     Goldman Sachs Group, Inc. (The)                               24,725,610
     1,271,600     Merrill Lynch & Co., Inc.                                     92,076,556
                                                                             ---------------
                                                                                116,802,166
                                                                             ---------------
                   Investment Managers (2.4%)
       240,700     Legg Mason, Inc.                                              23,090,351
     2,607,200     Mellon Financial Corp.                                        94,328,496
                                                                             ---------------
                                                                                117,418,847
                                                                             ---------------
                   Life/Health Insurance (2.4%)
     1,358,600     Lincoln National Corp.                                        76,326,148
       773,700     MetLife, Inc.                                                 39,822,339
                                                                             ---------------
                                                                                116,148,487
                                                                             ---------------
                   Major Banks (1.9%)
     1,171,900     Bank of America Corp.                                         56,719,960
     1,091,300     Bank of New York Co., Inc. (The)                              36,263,899
                                                                             ---------------
                                                                                 92,983,859
                                                                             ---------------

                   Major Telecommunications (1.8%)
       540,300     ALLTEL Corp.                                                  33,417,555
     2,497,400     Sprint Nextel Corp.                                           52,969,854
                                                                             ---------------
                                                                                 86,387,409
                                                                             ---------------
                   Managed Health Care (2.3%)
     1,384,900     Caremark Rx, Inc.                                             66,433,653
     1,026,300     UnitedHealth Group, Inc.                                      45,116,148
                                                                             ---------------
                                                                                111,549,801
                                                                             ---------------
                   Media Conglomerates (0.8%)
     2,155,300     Time Warner, Inc.                                             37,092,713
                                                                             ---------------

                   Medical Specialties (4.2%)
       488,600     Alcon, Inc. (Switzerland)                                     52,807,888
       625,500     Baxter International, Inc.                                    23,581,350
     1,004,800     Boston Scientific Corp.*                                      20,779,264
       658,700     Fisher Scientific International, Inc.*                        48,908,475
     1,155,000     Medtronic, Inc.                                               58,315,950
                                                                             ---------------
                                                                                204,392,927
                                                                             ---------------
                   Office Equipment/Supplies (1.5%)
     1,798,500     Pitney Bowes, Inc.                                            73,342,830
                                                                             ---------------

                   Oil & Gas Production (2.2%)
     2,636,233     XTO Energy Inc.                                              108,665,524
                                                                             ---------------

                   Oil Refining/Marketing (0.3%)
       258,500     Valero Energy Corp.                                           15,858,975
                                                                             ---------------

                   Oilfield Services/Equipment (2.3%)
       689,900     BJ Services Co.                                               25,284,835
     1,153,300     Halliburton Co.                                               86,024,647
                                                                             ---------------
                                                                                111,309,482
                                                                             ---------------
                   Other Consumer Services (0.6%)
       963,000     eBay, Inc.*                                                   31,596,030
                                                                             ---------------

                   Packaged Software (2.6%)
     3,097,600     Microsoft Corp.                                               70,160,640
     4,224,700     Oracle Corp.*                                                 60,075,234
                                                                             ---------------
                                                                                130,235,874
                                                                             ---------------
                   Pharmaceuticals: Major (4.4%)
       681,700     Johnson & Johnson                                             41,051,974
     1,438,600     Pfizer, Inc.                                                  34,037,276
     3,096,700     Wyeth                                                        141,643,058
                                                                             ---------------
                                                                                216,732,308
                                                                             ---------------
                   Property - Casualty Insurers (0.8%)
       589,800     XL Capital Ltd. (Class A) (Cayman Islands)                    37,322,544
                                                                             ---------------

                   Regional Banks (0.5%)
       601,100     Fifth Third Bancorp                                           22,841,800
                                                                             ---------------

                   Semiconductors (2.3%)
       939,500     Intel Corp.                                                   16,929,790
     2,333,100     Texas Instruments Inc.                                        72,862,713
       951,600     Xilinx, Inc.                                                  24,741,600
                                                                             ---------------
                                                                                114,534,103
                                                                             ---------------
                   Telecommunication Equipment (2.2%)
     1,426,100     Nokia Corp. (ADR) (Finland)                                   30,618,367
     1,698,600     QUALCOMM, Inc.                                                76,793,706
                                                                             ---------------
                                                                                107,412,073
                                                                             ---------------

                   Tobacco (2.0%)
     1,327,100     Altria Group, Inc.                                            96,015,685
                                                                             ---------------

                   TOTAL COMMON STOCKS
                     (Cost $2,705,714,170)                                    4,697,947,418
                                                                             ---------------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------------
                   SHORT-TERM INVESTMENT (3.3%)
                   REPURCHASE AGREEMENT
      $164,733     Joint repurchase agreement account
                   5.02% due 06/01/06 (dated 5/31/06;
                   proceeds $164,755,971) (a)
                   (Cost $164,733,000)                                          164,733,000
                                                                             ---------------

                   TOTAL INVESTMENTS
                     (Cost $2,870,447,170) (b)                     99.0%      4,862,680,418
                   OTHER ASSETS IN EXCESS OF LIABILITIES            1.0          47,304,326
                                                                 ----------  ---------------
                   NET ASSETS                                     100.0%     $4,909,984,744
                                                                 ==========  ===============

-------------------------

        ADR     American Depositary Receipt.

          *     Non-income producing security.

         (a)    Collateralized by federal agency and U.S. Treasury
                obligations.

         (b)    The aggregate cost for federal income tax purposes
                approximates the aggregate cost for book purposes.
                The aggregate gross unrealized appreciation is
                $2,047,097,665 and the aggregate gross unrealized
                depreciation is $54,864,417 resulting in net
                unrealized appreciation of $1,992,233,248.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Dividend Growth
     Securities Inc.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006

                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Dividend Growth
     Securities Inc.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006

                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer